Acquisitions and disposals - Vodafone Ghana and Vodafone Egypt (Details) - EUR (€) € in Millions, shares in Millions				12 Months Ended
	Feb. 21, 2023	Dec. 13, 2022	Nov. 10, 2021	Mar. 31, 2024	Mar. 31, 2023	[1]
Acquisitions and disposals
Cash consideration received				€ (67)	€ 6,976
Vodafone Ghana
Acquisitions and disposals
Percentage of Ownership Interest Transferred	70.00%
Cash consideration received	€ 0
Gains (losses) on disposals of investments	€ 689
Vodafone Egypt
Acquisitions and disposals
Ownership interest in subsidiary		55.00%		35.82%
Vodafone Egypt | Vodacom
Acquisitions and disposals
Percentage of Ownership Interest Transferred		55.00%
Cash consideration received		€ 577
Shares received on disposal of subsidiary		242
Vodacom
Acquisitions and disposals
Ownership interest in subsidiary		65.10%	60.50%

[1]	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.